Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Beginning balance	$ 985,375	$ 596,963	$ 61,319
Provision for credit losses	387,519	1,134,518	614,684
Loans charged off	(441,956)	(746,106)	(79,040)
Ending balance	$ 930,938	$ 985,375	$ 596,963
Individually
Collectively	$ 930,938	$ 985,375	$ 596,963